Operating Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES
The Company leases certain stores, warehouses, manufacturing facilities, office space and equipment. Renewal options are available on the majority of leases and, under certain conditions, options exist to purchase certain properties. Rental expense for operating leases, recognized on a straight-line basis over the lease term in accordance with the Leases Topic of the ASC was $376,914, $327,592 and $310,109 for 2014, 2013 and 2012, respectively. Certain store leases require the payment of contingent rentals based on sales in excess of specified minimums. Contingent rentals included in rent expense were $52,379, $44,084 and $39,340 in 2014, 2013 and 2012, respectively. Rental income, as lessor, from real estate leasing activities and sublease rental income for all years presented was not significant. The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2014:

2015	$296,875
2016	254,608
2017	204,898
2018	156,495
2019	113,968
Later years	287,929
Total minimum lease payments	$1,314,773